PREFERRED LIMITED PARTNERS EQUITY (Details) CAD / shares in Units, CAD in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2017 CAD CAD / shares shares	Feb. 28, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Jun. 30, 2017
Disclosure of preferred limited partners [Line Items]
Preferred limited partners' equity			$ 616	$ 576
Preferred Limited Partners Unit [Member]
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			27,890,000
Dividends declared for the year ended				15
Preferred limited partners' equity			$ 511
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			2,890,000
Dividend rate			5.59%
Earliest redemption date			Apr 30, 2018
Dividends declared for the year ended			$ 4	3
Preferred limited partners' equity			$ 49	49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			7,000,000
Dividend rate			5.50%
Earliest redemption date			Jan 31, 2021
Dividends declared for the year ended			$ 8	7
Preferred limited partners' equity			$ 128	128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			8,000,000
Dividend rate			5.75%
Earliest redemption date			Jul 31, 2021
Dividends declared for the year ended			$ 8	5
Preferred limited partners' equity			$ 147	147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			10,000,000
Dividend rate	5.00%	5.00%
Earliest redemption date			Apr 30, 2022
Dividends declared for the year ended			$ 8	0
Preferred limited partners' equity			$ 187	$ 0
Gross Proceeds From Issuing Shares	CAD 250	$ 190
Dividend rate reset period	April 30, 2022	April 30, 2022
Par Value Per Share | CAD / shares	CAD 25
Number of shares issued | shares	10,000,000
Series 11 (C$250) | Government of Canada Bond yield plus
Disclosure of preferred limited partners [Line Items]
Dividend rate	3.82%	3.82%
Series 11 (C$250) | T-Bill Rate plus
Disclosure of preferred limited partners [Line Items]
Dividend rate			3.82%
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Percentage of units for normal course issuer bid					10.00%